UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           North Point Portfolio Managers Corporation
Address:        5910 Landerbrook Drive
                Suite 160
                Mayfield Heights, OH  44124

13F file number:   28-06059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:   Diane M. Stack
Title:  Executive Vice President/Treasurer
Phone:  440-720-1105
Signature, Place and Date of Signing:

   Diane M. Stack Mayfield Heights Ohio  July 27, 2009

Report Type (Check only one.);
[x]        13F HOLDING REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $195,961



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     5489 116685.00SH       SOLE                116685.00
ACCENTURE LTD.                 COM              G1150G111     5380 160798.00SH       SOLE                160798.00
ALCOA INC.                     COM              013817101     1713 165823.00SH       SOLE                165823.00
ALLERGAN, INC.                 COM              018490102     4366 91765.00 SH       SOLE                 91765.00
AMPHENOL CORP-CL A             COM              032095101     4909 155162.00SH       SOLE                155162.00
ANSYS, INC.                    COM              03662Q105     6171 198033.00SH       SOLE                198033.00
APACHE CORP.                   COM              037411105     6528 90482.00 SH       SOLE                 90482.00
APPLIED MATERIALS, INC.        COM              038222105     3532 320827.00SH       SOLE                320827.00
BB&T CORP.                     COM              054937107     3207 145926.00SH       SOLE                145926.00
BUCYRUS INTERNATIONAL, INC.    COM              118759109     3763 131744.00SH       SOLE                131744.00
C.H. ROBINSON WORLDWIDE, INC.  COM              12541W209     6524 125106.00SH       SOLE                125106.00
CISCO SYSTEMS                  COM              17275R102     4996 267901.00SH       SOLE                267901.00
DANAHER CORP.                  COM              235851102     7590 122934.00SH       SOLE                122934.00
DOVER CORP.                    COM              260003108     4454 134602.00SH       SOLE                134602.00
ESTERLINE TECHNOLOGIES CORP    COM              297425100     3319 122598.00SH       SOLE                122598.00
EXPEDITORS INTL                COM              302130109     5689 170621.00SH       SOLE                170621.00
EXXON MOBIL CORPORATION        COM              30231G102    10214 146098.00SH       SOLE                146098.00
GENERAL ELECTRIC               COM              369604103      164 14017.00 SH       SOLE                 14017.00
GILDAN ACTIVEWEAR INC.         COM              375916103     3086 208530.00SH       SOLE                208530.00
GOLDMAN SACHS GROUP INC.       COM              38141G104     7659 51946.00 SH       SOLE                 51946.00
HARTFORD FINANCIAL SERVICES GR COM              416515104     3032 255450.00SH       SOLE                255450.00
HENRY (JACK) & ASSOC, INC.     COM              426281101     5031 242465.00SH       SOLE                242465.00
HENRY SCHEIN, INC.             COM              806407102     5035 104995.00SH       SOLE                104995.00
HOME DEPOT                     COM              437076102     2911 123197.00SH       SOLE                123197.00
IBM                            COM              459200101      225  2157.00 SH       SOLE                  2157.00
IHS INC.                       COM              451734107     3922 78645.00 SH       SOLE                 78645.00
ILLINOIS TOOL WORKS            COM              452308109     4777 127923.00SH       SOLE                127923.00
JACOBS ENGINEERING GROUP, INC. COM              469814107     3474 82530.00 SH       SOLE                 82530.00
JOHNSON & JOHNSON              COM              478160104     5545 97628.00 SH       SOLE                 97628.00
MICROSOFT CORP.                COM              594918104     5216 219424.00SH       SOLE                219424.00
MOOG INC-CLASS A               COM              615394202     3232 125208.00SH       SOLE                125208.00
NOBLE CORPORATION              COM              H5833N103     3524 116483.00SH       SOLE                116483.00
PEPSICO, INC.                  COM              713448108     6516 118550.00SH       SOLE                118550.00
PROCTER & GAMBLE               COM              742718109     5331 104327.00SH       SOLE                104327.00
SCHERING-PLOUGH                COM              806605101     5101 203050.00SH       SOLE                203050.00
SCHWAB (CHARLES) CORP.         COM              808513105     6470 368889.00SH       SOLE                368889.00
ST JUDE MEDICAL                COM              790849103     6289 153011.00SH       SOLE                153011.00
STEM CELL AUTHORITY LTD        COM              85857C108        2 100000.00SH       SOLE                100000.00
TIDEWATER INC.                 COM              886423102     4577 106772.00SH       SOLE                106772.00
VALSPAR CORP.                  COM              920355104     5721 253926.00SH       SOLE                253926.00
VARIAN MEDICAL SYSTEMS, INC.   COM              92220p105     4417 125704.00SH       SOLE                125704.00
WELLS FARGO COMPANY            COM              949746101     3775 155611.00SH       SOLE                155611.00
ZIMMER HOLDINGS                COM              98956p102     3085 72415.00 SH       SOLE                 72415.00